Segmented Information - Schedule of Segment Information for Reporting Segments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total sales		$ 36,242	$ 32,647
External sales		36,242	32,647
Adjusted EBIT		2,064	1,676
Depreciation and amortization		1,512	1,366
Equity income		(148)	(189)
Net assets		29,086	28,605
Goodwill		2,122	2,095	$ 1,976
Fixed assets, net		8,293	8,475
Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Goodwill		471	478	453
Power & Vision [Member]
Segment Reporting Information [Line Items]
Goodwill		1,269	1,320	1,243
Seating Systems [Member]
Segment Reporting Information [Line Items]
Goodwill		270	176	169
Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Goodwill		112	121	$ 111
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales		36,242	32,647
Net assets		16,230	15,564
Investments		1,593	947
Goodwill		2,122	2,095
Fixed assets, net		8,293	8,475
Fixed asset additions		1,372	1,145
Operating Segments [Member] | Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Total sales		14,477	13,550
External sales		14,196	13,292
Adjusted EBIT		820	817
Depreciation and amortization		743	727
Equity income		13	0
Net assets		7,349	7,536
Investments		15	31
Goodwill		471	478
Fixed assets, net		4,599	4,725
Fixed asset additions		711	581
Operating Segments [Member] | Power & Vision [Member]
Segment Reporting Information [Line Items]
Total sales		11,342	9,722
External sales		11,129	9,553
Adjusted EBIT		738	495
Depreciation and amortization		554	464
Equity income		(134)	(179)
Net assets		6,066	5,529
Investments		735	371
Goodwill		1,269	1,320
Fixed assets, net		2,620	2,666
Fixed asset additions		522	440
Operating Segments [Member] | Seating Systems [Member]
Segment Reporting Information [Line Items]
Total sales		4,891	4,455
External sales		4,851	4,433
Adjusted EBIT		152	107
Depreciation and amortization		92	73
Equity income		(9)	(6)
Net assets		1,379	1,118
Investments		147	144
Goodwill		270	176
Fixed assets, net		485	418
Fixed asset additions		73	70
Operating Segments [Member] | Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Total sales		6,106	5,415
External sales		6,057	5,363
Adjusted EBIT		287	274
Depreciation and amortization		103	84
Equity income		(10)	(3)
Net assets		623	671
Investments		93	80
Goodwill		112	121
Fixed assets, net		501	578
Fixed asset additions		54	34
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	[1]	(574)	(495)
External sales	[1]	9	6
Adjusted EBIT	[1]	67	(17)
Depreciation and amortization	[1]	20	18
Equity income	[1]	(8)	(1)
Net assets	[1]	813	710
Investments	[1]	603	321
Goodwill	[1]
Fixed assets, net	[1]	88	88
Fixed asset additions	[1]	$ 12	$ 20

[1]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.